Fair Value Measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 21,935
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 26,250
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 42,687
Citi	Jun-20	Aug-20	May-24	0.1293%	$ 56,075	$ 39,206
Citi	Jun-20	Aug-20	May-24	0.3380%	$ 31,350	$ 21,860
Citi	Jun-20	Sep-20	Mar-24	0.2890%	$ 33,390	$ 25,352
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 32,083
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 17,550

Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Years ended December 31,
	2021	2022	2023
Consolidated Statement of Operations
Gain/(loss) on interest rate swaps, net
Gains/(loss) of de-designated accounting hedging relationship	-	-	(3,539)
Total Gain/(loss) on interest rate swaps, net	$-	$-	$(3,539)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(2,351)	10,044	21,786
Total Gain/(loss) recognized	$(2,351)	$10,044	$21,786

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,308	1,165	1,923
Realized gain/(loss) on bunker swaps	748	(5,198)	6,403
Unrealized gain/(loss) on forward freight agreements and freight options	1,802	(1,398)	(5,975)
Unrealized gain/(loss) on bunker swaps	(294)	3,980	(3,687)
Total Gain/(loss) recognized	$3,564	$(1,451)	$(1,336)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2022		December 31, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$191	$-	$-	$-
Bunker swaps - current	Derivatives, current asset portion	3,688	-	-	-
Total		$3,879	$-	$-	$-
LIABILITIES
Forward freight agreements - current	Derivatives, current asset portion	$-	$-	$5,784	$-
Total		$-	$-	$5,784	$-

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2022		December 31, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,665	$20,041	$1,356	$4,682
Foreign exchange forward contracts - current	Derivatives, current asset portion	-	-	-	267
Interest rate swaps - non-current	Derivatives, non-current asset portion	798	7,868	-	2,533
Total		$2,463	$27,909	$1,356	$7,482

Fair Value Measurements and Hedging - Fair value on a non-recurring basis - Long-lived assets held and used (Table)

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss
Held for sale	$-	$23,000	$-	$4,312
Vessels, net	-	19,400	-	5,826
Total	$-	$42,200	-	$10,138